Document and Entity Information	3 Months Ended
	Sep. 30, 2011	Aug. 09, 2011
Document And Entity Information
Entity Registrant Name	Savoy Energy Corp
Entity Central Index Key	0001437751
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		102,015,385
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivelents	$ 668	$ 9,170
Total current assets	668	9,170
OIL AND GAS PROPERTIES, FULL COST METHOD
Properties subject to amortization	677,678	718,630
Accumulated depletion, depreciation, amortization and impairment	(650,349)	(653,576)
Oil and gas properties, net	27,329	65,054
TOTAL ASSETS	27,997	74,224
CURRENT LIABILITIES
Accounts payable and accrued liabilities	209,906	198,004
Advances from unrelated parties	154,003	151,003
Advances from related parties	10,900
Accrued interest payable	43,899	36,774
Notes payable (net of debt discount of $1,004 and $0, respectively)	453,258	518,000
Total current liabilities	871,966	903,781
LONG-TERM LIABILITIES
Asset retirement obligations		8,555
TOTAL LIABILITIES	871,966	912,336
STOCKHOLDERS' DEFICIT
Common stock, $.001 par value; 300,000,000 shares authorized, 88,543,163 and 63,646,000 shares issued and outstanding, respectively.	88,543	63,646
Additional paid-in capital	1,919,402	1,797,657
Accumulated deficit	(2,851,914)	(2,699,415)
Total stockholders' deficit	(843,969)	(838,112)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 27,997	$ 74,224

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Notes payable
Net of debt discount	$ 1,004	$ 0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	88,543,163	88,543,163
Common stock, shares outstanding	63,646,000	63,646,000

Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
REVENUE
Oil and gas revenues	$ 2,239	$ 16,637	$ 5,755	$ 35,393
Total revenues	2,239	16,637	5,755	35,393
COSTS AND EXPENSES
Lease operating expenses	1,803	13,165	4,838	26,096
General and administrative expense	96,023	231,072	192,545	881,314
Depletion, depreciation, amortization and impairment expense		1,226	65	4,517
Accretion expense	8	926	108	1,852
Gain on sale of working interest	(40,000)	(233,320)	(136,827)	(233,320)
Total costs and expenses	57,834	13,069	60,729	680,459
Net operating income (loss)	(55,595)	3,568	(54,974)	(645,066)
OTHER INCOME (EXPENSE)
Interest expense	(4,888)	(2,913)	(45,629)	(4,543)
Loss on settlement of debt	(39,896)	(35,000)	(35,000)	(242,100)
Total other income (expenses)	(44,784)	(37,913)	(97,525)	(246,643)
Net loss	$ (100,379)	$ (34,345)	$ (152,499)	$ (891,709)
Basic and diluted net loss per share	$ 0	$ 0	$ 0	$ (0.02)
Weighted average common shares outstanding - basic and diluted	77,429,981	57,435,011	77,429,981	57,435,011

Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Cash Flows [Abstract]
Net loss	$ (152,499)	$ (891,709)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depletion, depreciation, amortization and impairment	65	4,517
Accretion expense	(1,957)	1,852
Stock based compensation	1,500	616,224
Loss on settlement of debt	51,896	242,100
Gain on sale of oil and gas properties	(94,762)	(233,320)
Amortization of debt discount	37,004
Accounts receivable	-	1,314
Accounts payable and accrued liabilities	2,909	(12,162)
Advances from unrelated parties	3,000
Advances from related parties	10,900
Net cash provided by (used in) operating activities	(141,944)	(271,184)
Cash flows from investing activities:
Proceeds from sale of oil and gas properties	142,100	233,320
Capital expenditures for development of oil and gas properties	(158)
Purchase of oil and gas properties		(59,229)
Net cash used in investment activities	141,942	174,091
Cash flows from financing activities:
Proceeds from issuance of debt	31,500	120,000
Return of capital	(20,000)
Repayment of long-term debt	(20,000)	(10,000)
Net cash provided by (used in) financing activities	(8,500)	110,000
Net increase in cash and cash equivalents	(8,502)	12,907
Cash and cash equivalents, at beginning of year	9,170	60,345
Cash and cash equivalents, at end of year	668	73,252
Supplemental cash flow information:
Cash paid for interest
Cash paid for income tax
Non cash investing and financing activities:
Beneficial conversion feature	38,258
Return of capital	20,000	52,800
Common stock issued for debt	24,897	67,500
Common stock issued for accrued expenses		$ 177,226

BASIS OF PRESENTATION	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

NOTE 1 - BASIS OF PRESENTATION

The accompanying unaudited interim consolidated financial statements of Savoy Energy Corporation ("the Company") have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in Savoy’s annual report filed with the SEC on Form 10-K for the year ended December 31, 2010.  In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein.  The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year.  Notes to the financial statements which would substantially duplicate the disclosures contained in the audited financial statements for the most recent year 2010 as reported in Form 10-K have been omitted.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

The Company’s consolidated financial statements are based on a number of significant estimates, including oil and gas reserve quantities which are the basis for the calculation of depreciation, depletion and impairment of oil and gas properties, and timing and costs associated with its retirement obligations.

Cash and Cash Equivalents

Cash and cash equivalents include cash in banks and financial instruments which mature within three months of the date of purchase.

Fair Value of Financial Instruments

As at June 30, 2011, the fair value of cash, accounts receivable, accounts payable and notes payable approximate carrying values because of the short-term maturity of these instruments.

Oil and Gas Properties

The Company follows the full cost method of accounting for its oil and natural gas properties, whereby all costs incurred in connection with the acquisition, exploration for and development of petroleum and natural gas reserves are capitalized.  Such costs include lease acquisition, geological and geophysical activities, rentals on non-producing leases, drilling, completing and equipping of oil and gas wells and administrative costs directly attributable to those activities and asset retirement costs.  Disposition of oil and gas properties are accounted for as a reduction of capitalized costs, with no gain or loss recognized unless such adjustment would significantly alter the relationship between capital costs and proved reserves of oil and gas, in which case the gain or loss is recognized to income.

Depletion and depreciation of proved oil and gas properties is calculated on the units-of-production method based upon estimates of proved reserves.  Such calculations include the estimated future costs to developed proved reserves.  Oil and gas reserves are converted to a common unit of measure based on the energy content of 6,000 cubic feet of gas to one barrel of oil.  Costs of undeveloped properties are not included in the costs subject to depletion.  These costs are assessed periodically for impairment.

The fair value of an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made.  The present value of the estimated asset retirement costs is capitalized as part of the carrying amount of the long-lived asset.  For the Company, asset retirement obligations (“ARO”) relate to the plugging and abandonment of drilled oil and gas properties.  The amounts recognized are based upon numerous estimates including future retirement costs; future recoverable reserve quantities and reserve lives; and the credit-adjusted risk-free interest rate.

Ceiling test

In applying the full cost method, the Company performs an impairment test (ceiling test) at each reporting date, whereby the carrying value of property and equipment is compared to the value of its proved reserves discounted at a 10-percent interest rate of future net revenues, based on current economic and operating conditions, plus the cost of properties not being amortized, plus the lower of cost or fair market value of unproved properties included in costs being amortized, less the income tax effects related to book and tax basis differences of the properties.

Oil and gas properties, not subject to amortization

The amortization of the oil and gas properties not classified as proved begins when the oil and gas properties become proved, or their values become impaired.  The Company assesses the realizability of its properties not characterized as proved on at least an annual basis or when there is or has been an indication that an impairment in value may have occurred.  The impairment of properties not classified as proved is assessed based on management’s intention with regard to future exploration and development of individually significant properties, and the Company’s ability to secure capital funding to finance such exploration and development.  If the result of an assessment indicates that a property is impaired, the amount of the impairment is added to the capitalized costs in its full cost pool and they are amortized over production from proved reserves.

Revenue Recognition

Revenues from the sale of oil and natural gas are recognized when the product is delivered at a fixed or determinable price, title has transferred, and collectability is reasonably assured and evidenced by a contract.  For oil sales, this occurs when the customer's truck takes delivery of oil from the operators’ storage tanks.

The Company follows the “sales method” of accounting for oil and natural gas revenue, so it recognizes revenue on all natural gas or crude oil sold to purchasers, regardless of whether the sales are proportionate to its ownership in the property.  A receivable or liability is recognized only to the extent that the Company has an imbalance on a specific property greater than its share of the expected remaining proved reserves.

Costs associated with production are expensed in the period incurred.

Stock-Based Compensation

Stock-based compensation expense includes the estimated fair value of equity awards vested during the reporting period.  The expense for equity awards vested during the reporting period is determined based upon the grant date fair value of the award and is recognized as expense over the applicable vesting period of the stock award using the straight-line method.

Deferred Taxes

Deferred taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and accrued tax liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Earnings per Share of Common Stock

Basic net income per share calculations are determined by dividing net income (loss) by the weighted average number of common shares outstanding during the reporting period.  Diluted net income per share calculations are determined by dividing net income (loss) by the weighted average number of common shares and dilutive common share equivalents outstanding.  During the reporting period when they are anti-dilutive, common share equivalents, if any, are not considered in the computation.

Recent Accounting Pronouncements

The Company does not expect recent accounting standards or interpretations issued or recently adopted to have a material impact on the Company’s consolidated financial position, operations or cash flows.

Dividends

Dividends declared on our common stock are reflected as adjustments to retained earnings to the extent a surplus of retained earnings will exist after giving effect to the dividends.  To the extent retained earnings are insufficient to fund the distributions; such payments constitute a return of contributed capital rather than earnings and are accounted for as a reduction to paid-in capital.

GOING CONCERN	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
GOING CONCERN

NOTE 3 - GOING CONCERN

The Company’s consolidated financial statements are prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business.  As of June 30, 2011, the Company has a working capital deficit, has generated limited revenues and has an accumulated deficit.  These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

In order to continue as a going concern and achieve a profitable level of operations, the Company will need, among other things, additional capital resources and to develop a consistent source of revenues sufficient to meet operating expenses.  The continuation of the Company as a going concern is dependent upon the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's operations.

The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

OIL AND GAS PROPERTIES	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
OIL AND GAS PROPERTIES

NOTE 4 – OIL AND GAS PROPERTIES

During June 2010, the Company entered into an option agreement with a shareholder and working interest participant in certain oil and gas properties located in Gonzales County, Texas to allow the shareholder to put their interest in the properties to the Company.  Pursuant to the option agreement, Savoy agreed to issue 2,640,000 shares of common stock to the shareholder, together with future monthly payments of  $5,000 per month to the shareholder until the holding period lapses and the restrictive legend can be removed from the face of the share certificate.  Upon the restriction removal, the monthly payment will cease and the shareholder has the option to assign their interest in the oil and gas properties to Savoy.  The 2,640,000 shares of common stock granted to the shareholder were valued at  $52,800, based on fair market value using quoted market prices on the date of grant and was recorded as a return of capital to the shareholder.  During the period ended June 30, 2011, the Company paid  $20,000 to the shareholder under the agreement which was recorded as a return of capital to the shareholder.

In February 2011, the Company sold its 52.5% working and revenue interest and the support equipment on the Zavadil No. 1 well in Gonzales County, Texas to Lucas Energy, Inc. for cash proceeds of  $65,000 and forgiveness of payables in the amount of approximately  $25,000.  The proceeds associated with the support equipment and forgiveness of payable totaling approximately  $79,000 were recorded as a gain on sale of assets.  The proceeds associated with working and revenue interest totaling approximately  $11,000 were accounted for as a reduction of capitalized costs, with no gain or loss recognized.

In March 2011, the Company sold a 25,75% working and revenue interest and the support equipment on the Rozella Kifer No. 1 well in Gonzales County, Texas to Lucas Energy, Inc. for cash proceeds of approximately  $37,000.  The proceeds associated with the support equipment totaling approximately  $14,000 were recorded as a gain on sale of assets.  The proceeds associated with working and revenue interest totaling approximately  $23,000 were accounted for as a reduction of capitalized costs, with no gain or loss recognized.

In April 2011, the Company sold a 12.875% working and revenue interest and the support equipment on the Rozella Kifer No. 1 well in Gonzales County, Texas to Lucas Energy, Inc. for cash proceeds of  $18,550.  The proceeds associated with the support equipment totaling  $6,905 and were recorded as a gain on sale of assets.  The proceeds associated with working and revenue interest totaling  $11,646 were accounted for as a reduction of capitalized costs, with no gain or loss recognized.

In May 2011, the Company sold its remaining 12.875% working and revenue interest and the support equipment on the Rozella Kifer No. 1 well in Gonzales County, Texas to Lucas Energy, Inc. for cash proceeds of  $18,550.  The proceeds associated with the support equipment totaling  $6,905 and were recorded as a gain on sale of assets.  The proceeds associated with working and revenue interest totaling  $11,646 were accounted for as a reduction of capitalized costs, with no gain or loss recognized.

NOTES PAYABLE	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

On September 24, 2008, Plantation Exploration, Inc. entered into a financing agreement with Oil Investment Leases, Inc. (OIL) for cash advances totaling  $290,000.  On January 27, 2009 and May 4, 2009, the Company amended the September 24, 2008 agreement with OIL for advance cash payments under the demand loan and to assign the debt from Plantation Exploration to Savoy.  The amended agreements provided for total borrowings of  $335,000 and  $360,000, respectively, due on demand.  The interest is payable in-kind at 5,000 shares of common stock of the Company for each month the debt remains unpaid.  During the six months ended June 30, 2011, the Company made no payment reductions.  As of June 30, 2011, the outstanding balance of advances from OIL was  $282,500.

On March 22, 2010, the Company borrowed  $40,000 from non-related third parties bearing interest at 5% per annum.  The loans are unsecured and the principal and accrued and unpaid interest is payable at maturity on November 30, 2010.  The Company used the proceeds for working capital.  On January 12, 2011, the Company amended this note to create a conversion feature and increased the face amount to  $41,500.  The convertible promissory note bears interest at 5% per annum and matures April 10, 2011, at which date the  $41,500 and any accrued interest is payable or convertible at a price of  $0.01 per share.  On January 12, 2011, the holder elected to convert  $10,000 to 1,000,000 shares of common stock valued at  $14,000, based on fair market value using quoted market prices on the date of grant.  On April 14, 2011, the holder converted  $9,409 face amount of the note into 3,360,565 shares of the Company’s common stock.  On May 20, 2011, the holder converted  $9,409 face amount of the note into 3,360,565 shares of the Company’s common stock.  On June 2, 2011, the holder converted  $4,954 face amount of the note into 3,642,700 shares of the Company’s common stock.  For the six months ended June 30, 2011, the Company recorded a realized loss of  $11,545 on settlement of debt.  The outstanding principal balance of the convertible promissory note at June 30, 2011 was  $6,228.  The Company evaluated the terms of the amendment to the note and concluded that the amended note did not result in a derivative; however, the Company concluded that there was a beneficial conversion feature since the amended note was convertible into shares of common stock at a discount to the market value of the common stock.  The discount related to the beneficial conversion feature was valued at  $12,000 based on the intrinsic value of the discount.  The discount was fully amortized as of June 30, 2011 due to the short-term nature of the note.  For the period ended June 30, 2011,  $12,000 was charged to interest expense associated with the amortization of the debt discount.

On March 22, 2010, the Company borrowed  $40,000 from non-related third parties bearing interest at 5% per annum.  The loans are unsecured and the principal and accrued and unpaid interest is payable at maturity on November 30, 2010.  The Company used the proceeds for working capital.  On January 12, 2011, the Company amended this note to create a conversion feature and increased the face amount to  $41,500.  The convertible promissory note bears interest at 5% per annum and matures April 10, 2011, at which date the  $41,500 and any accrued interest is payable or convertible at a price of  $0.01 per share.  On January 12, 2011, the holder elected to convert  $10,000 to 1,000,000 shares of common stock valued at  $14,000, based on fair market value using quoted market prices on the date of grant.  On May 20, 2011, the holder converted  $7,500 face amount of the note into 3,000,000 shares of the Company’s common stock.  On June 2, 2011, the holder converted  $4,080 face amount of the note into 3,000,000 shares of the Company’s common stock.  On June 3, 2011, the holder converted  $3,636 face amount of the note into 2,100,000 shares of the Company’s common stock.  For the six months ended June 30, 2011, the Company recorded a realized loss of  $25,684 on settlement of debt.  The outstanding principal balance of the convertible promissory note at June 30, 2011 was  $16,284.  The Company evaluated the terms of the amendment to the note and concluded that the amended note did not result in a derivative; however, the Company concluded that there was a beneficial conversion feature since the amended note was convertible into shares of common stock at a discount to the market value of the common stock.  The discount related to the beneficial conversion feature was valued at  $12,000 based on the intrinsic value of the discount.  The discount was fully amortized as of June 30, 2011 due to the short-term nature of the note.  For the period ended June 30, 2011,  $12,000 was charged to interest expense associated with the amortization of the debt discount.

On April 21, 2010, the Company borrowed  $40,000 from non-related third parties bearing interest at 5% per annum.  The loans are unsecured and the principal and accrued and unpaid interest is payable at maturity on December 31, 2010.  The Company used the proceeds for working capital.  On January 12, 2011, the Company amended this note to create a conversion feature and increased the face amount to  $41,500.  The convertible promissory note bears interest at 5% per annum and matured April 10, 2011, at which date the  $41,500 and any accrued interest is payable or convertible at a price of  $0.01 per share.  On January 12, 2011, the holder elected to convert  $10,000 to 1,000,000 shares of common stock valued at  $14,000, based on fair market value using quoted market prices on the date of grant and the Company recorded a realized loss of  $4,000 on settlement of debt.  The outstanding balance of the convertible promissory note at June 30, 2011 was  $30,000.  The Company evaluated the terms of the amendment to the note and concluded that the amended note did not result in a derivative; however, the Company concluded that there was a beneficial conversion feature since the amended note was convertible into shares of common stock at a discount to the market value of the common stock.  The discount related to the beneficial conversion feature was valued at  $12,000 based on the intrinsic value of the discount.  The discount was fully amortized as of June 30, 2011 due to the short-term nature of the note.  For the period ended June 30, 2011,  $12,000 was charged to interest expense associated with the amortization of the debt discount.

On October 25, 2010, an unrelated third party advanced  $63,000 to the Company under the terms of a convertible promissory note.  The convertible promissory note bears interest at 10% per annum and matures July 27, 2011, at which date the  $63,000 and any accrued interest is payable.  The convertible promissory note has a conversion price equal to the greater of either (i) a fixed conversion price of  $0.00009 or (ii) 60% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The amount of the convertible promissory note that can be converted at any time is limited to the number of authorized less the amount of issued and outstanding shares immediately prior to the conversion (limited to 39,375,000).  The Company is required at all times to have authorized and reserved three times the number of shares that are actually issuable upon full conversion of the convertible promissory note.  So long as the Company is not in default, the lender cannot exercise its conversion right for 180 days following the issuance date of the convertible promissory note.  The Company has the right to prepay the convertible promissory note under certain specified terms and conditions.  The terms and conditions to prepay the convertible promissory note are as follows: (i)  the Company has not received a notice of conversion from the lender; (ii) from the date of issuance of the convertible promissory note up to one hundred twenty (120) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 140% of the sum of the outstanding principal plus accrued and unpaid interest; (iii) from one hundred twenty-one (121) days following the issuance date up to one hundred eighty (180) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 150% of the sum of the outstanding principal amount plus accrued and unpaid interest; (iv) after one hundred eighty (180) days following issuance date, the Company does not have right of prepayment.  The Company evaluated the terms of the convertible promissory note and concluded that this convertible promissory note did not result in a derivative and that there was not a beneficial conversion feature.  Subsequent to year-end, the Company sold its working interest in the Zavadil well and 50% of its working interest in the Rozella Kiefer well.  This constituted a significant sale of assets and as such rendered the note in default.  As a result of the default, no demand for repayment has been made; however, the lender can exercise its conversion rights.  On April 28, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of  $63,000 converted  $6,000 face amount of the note into 3,333,333 shares of the Company’s common stock.  For the six months ended June 30, 2011, the Company recorded a realized loss of  $10,667 on settlement of debt.  The outstanding principal balance of the convertible promissory note at June 30, 2011 was  $57,000.

On December 21, 2010, an unrelated third party advanced  $32,500 to the Company under the terms of a convertible promissory note.  The convertible promissory note bears interest at 10% per annum and matures September 23, 2011, at which date the  $32,500 and any accrued interest is payable.  The convertible promissory note has a conversion price equal to the greater of either (i) a fixed conversion price of  $0.00009 or (ii) 60% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The amount of the convertible promissory note that can be converted at any time is limited to the number of authorized less the amount of issued and outstanding shares immediately prior to the conversion (limited to 17,324,094).  The Company is required at all times to have authorized and reserved three times the number of shares that are actually issuable upon full conversion of the convertible promissory note.  So long as the Company is not in default, the lender cannot exercise its conversion right for 180 days following the issuance date of the convertible promissory note.  The Company has the right to prepay the convertible promissory note under certain specified terms and conditions.  The terms and conditions to prepay the convertible promissory note are as follows: (i) the Company has not received a notice of conversion from the lender; (ii) from the date of issuance of the convertible promissory note up to one hundred twenty (120) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 140% of the sum of the outstanding principal plus accrued and unpaid interest; (iii) from  one hundred twenty-one (121) days following the issuance date up to one hundred eighty (180) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 150% of the sum of the outstanding principal amount plus accrued and unpaid interest; (iv) after one hundred eighty (180) days following issuance date, the Company does not have right of prepayment.  At December 31, 2010, assuming no adjustment to the conversion price, if the lender converted the entire principal balance of the convertible promissory note using the greater of the fixed or variable conversion price at December 31, 2010, after taking into consideration the aforementioned limitation on the amount of the convertible promissory note that can be converted, then they would have received approximately 2,723,540 shares of the Company’s common stock.  The Company evaluated the terms of the convertible promissory note and concluded that this convertible promissory note did not result in a derivative and that there was not a beneficial conversion feature.  Subsequent to year-end, the Company sold its working interest in the Zavadil well and 50% of its working interest in the Rozella Kiefer well.  This constituted a significant sale of assets and as such rendered the note in default.  As a result of the default, no demand for repayment has been made; however, the lender can exercise its conversion rights.

On March 7, 2011, an unrelated third party advanced  $30,000 to the Company under the terms of a convertible promissory note.  The convertible promissory note bears interest at 8% per annum and matures on December 9, 2011, at which time the  $30,000 and any accrued interest is payable.  The convertible promissory note has a conversion price equal to the greater of either (i) a fixed conversion price of  $0.00009 or (ii) 60% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The amount of the convertible promissory note that can be converted at any time is limited to the number of authorized less the amount of issued and outstanding shares immediately prior to the conversion (limited to 28,009,461).  The Company is required at all times to have authorized and reserved three times the number of shares that are actually issuable upon full conversion of the convertible promissory note.  So long as the Company is not in default, the lender cannot exercise its conversion right for 180 days following the issuance date of the convertible promissory note.  The Company has the right to prepay the convertible promissory note under certain specified terms and conditions.  The terms and conditions to prepay the convertible promissory note are as follows: (i) the Company has not received a notice of conversion from the lender; (ii) from the date of issuance of the convertible promissory note up to one hundred twenty (120) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 140% of the sum of the outstanding principal plus accrued and unpaid interest; (iii) from one hundred twenty-one (121) days following the issuance date up to one hundred eighty (180) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 150% of the sum of the outstanding principal amount plus accrued and unpaid interest; (iv) after one hundred eighty (180) days following issuance date, the Company does not have right of prepayment.  This constituted a significant sale of assets and as such rendered the note in default.  Subsequent to entering into the convertible promissory note agreement, the Company sold 50% of its working interest in the Rozella Kiefer well.  As a result of the default, no demand for repayment has been made; however, the lender can exercise its conversion rights.  The Company evaluated the terms of the note and concluded that the note did not result in a derivative; however, the Company concluded that there was a beneficial conversion feature since the note was convertible into shares of common stock at a discount to the market value of the common stock.  The discount related to the beneficial conversion feature was valued at  $2,258 at inception based on the intrinsic value of the discount.  For the period ended June 30, 2011,  $1,004 was charged to interest expense associated with the amortization of the debt discount.

On June 22, 2011, an unrelated third party advanced  $11,000 to the Company under the terms of a convertible promissory note.  The convertible promissory note bears interest at 8% per annum and matures on March 26, 2012, at which time the  $11,000 and any accrued interest is payable.  The convertible promissory note has a conversion price equal to the greater of either (i) a fixed conversion price of  $0.00009 or (ii) 50% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The amount of the convertible promissory note that can be converted at any time is limited to the number of authorized less the amount of issued and outstanding shares immediately prior to the conversion (limited to 28,009,461).  The Company is required at all times to have authorized and reserved three times the number of shares that are actually issuable upon full conversion of the convertible promissory note.  So long as the Company is not in default, the lender cannot exercise its conversion right for 180 days following the issuance date of the convertible promissory note.  The Company has the right to prepay the convertible promissory note under certain specified terms and conditions.  The terms and conditions to prepay the convertible promissory note are as follows: (i) the Company has not received a notice of conversion from the lender; (ii) from the date of issuance of the convertible promissory note up to one hundred twenty (120) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 140% of the sum of the outstanding principal plus accrued and unpaid interest; (iii) from one hundred twenty-one (121) days following the issuance date up to one hundred eighty (180) days following the issuance date, the Company has the right, after giving the lender three days prior written notice, to prepay the outstanding principal and accrued interest, in full, in cash equal to 150% of the sum of the outstanding principal amount plus accrued and unpaid interest; (iv) after one hundred eighty (180) days following issuance date, the Company does not have right of prepayment.  This constituted a significant sale of assets and as such rendered the note in default.  The Company evaluated the terms of the convertible promissory note and concluded that this convertible promissory note did not result in a derivative and that there was not a beneficial conversion feature.  As of June 30, 2011, the related proceeds had not been received.

Also, on June 22, 2011, the Company agreed to amend its prior notes dated October 25, 2010 (in the original face amount of  $63,000), December 21, 2010 (in the original face amount of  $32,500), and March 7, 2011 (in the original face amount of  $30,000) to amend the conversion price to the greater of either (i) a fixed conversion price of  $0.00009 or (ii) 50% of the quoted market price for the Company’s common stock using the average of the lowest three (3) trading prices for the Company’s common stock during the ten (10) trading days prior to the conversion date.  The Company evaluated the modification and concluded that the modification was not an extinguishment of the original debt; as a result, no gain or loss was recognized upon modification and there was not a significant difference between the carrying value of the debt prior to modification and the fair value of the debt after modification.

On April 10, 2011, the two promissory notes dated March 22, 2011, each in the original face amount of  $40,000, and the promissory note dated April 21, 2010 in the original face amount of  $40,000 went into default as a result of the Company’s non-payment.

STOCK OPTIONS AND WARRANTS	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
STOCK OPTIONS AND WARRANTS

NOTE 7 – STOCK OPTIONS AND WARRANTS

Summary information regarding stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at 12/31/10	8,000,000	$1.00
Granted	-	-
Exercised	-	-
Cancelled/Expired	-	-
Outstanding at 06/30/11	8,000,000	$1.00

Options outstanding and their relative exercise price at June 30, 2011 are as follows:

Exercise Price	Number of Shares	Remaining Life	Aggregate Intrinsic Value (In-the-Money) Options
1.00	8,000,000	2.5 years	$-
	8,000,000		$-

COMMON STOCK	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
COMMON STOCK

NOTE 8 - COMMON STOCK

On January 12, 2011, the holder of a promissory note in the original face amount of  $40,000 elected to convert  $10,000 of the face amount to 1,000,000 shares of common stock valued at  $14,000, based on fair market value using quoted market prices on the date of grant.

On January 12, 2011, the holder of two promissory notes, each in the original face amount of  $40,000, elected to convert an aggregate of  $20,000 to 2,000,000 shares of common stock valued at  $28,000, based on fair market value using quoted market prices on the date of grant.

On February 2, 2011, the Company issued 100,000 common shares valued at  $1,500, based on fair market value using quoted market prices on the date of grant for consulting services rendered.

On April 14, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of  $40,000 converted  $9,409 face amount of the note into 3,360,565 shares of the Company’s common stock.

On April 28, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of  $63,000 converted  $6,000 face amount of the note into 3,333,333 shares of the Company’s common stock.

On May 20, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of  $40,000 converted  $7,500 face amount of the note into 3,000,000 shares of the Company’s common stock.

On May 20, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of  $40,000 converted  $9,409 face amount of the note into 3,360,565 shares of the Company’s common stock.

On June 2, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of  $40,000 converted  $4,080 face amount of the note into 3,000,000 shares of the Company’s common stock.

On June 2, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of  $40,000 converted  $4,954 face amount of the note into 3,642,700 shares of the Company’s common stock.

On June 3, 2011, the holder of a promissory note dated March 22, 2010 in the original face amount of  $40,000 converted  $3,636 face amount of the note into 2,100,000 shares of the Company’s common stock.

The Company recorded a realized loss of  $51,896 on settlement of debt for the six months ended June 30, 2011.

SUBSEQUENT EVENTS	3 Months Ended
Sep. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

In accordance with ASC 855, the Company evaluated subsequent events through the date these financial statements were available to be issued.  With the exception of those matters discussed below, there were no material subsequent events that required recognition or additional disclosure in these financial statements.

On July 1, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of  $63,000 converted  $7,000 face amount of the note into 3,500,000 shares of the Company’s common stock.

On July 22, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of  $63,000 converted  $4,000 face amount of the note into 2,222,222 shares of the Company’s common stock.

On July 27, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of  $63,000 converted  $4,500 face amount of the note into 3,750,000 shares of the Company’s common stock.

On July 27, 2011, the promissory note originally dated October 25, 2010 in the original face amount of  $63,000 went into default as a result of the Company’s non-payment.

On August 3, 2011, the holder of a promissory note originally dated October 25, 2010 in the original face amount of  $63,000 converted  $4,000 face amount of the note into 4,000,000 shares of the Company’s common stock.